Summary of significant accounting policies - Foreign currency translation and transaction (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018
Summary of significant accounting policies
Translation adjustments included in accumulated other comprehensive loss	$ (856,218)	$ (308,571)
Historical rate		7.07	6.87
Average translation rate	7.03	6.83	6.51